Subsequent events (Details) (Subsequent event [Member])	3 Months Ended		1 Months Ended
	Apr. 20, 2015 USD ($)	Mar. 05, 2015 USD ($)	Mar. 31, 2015 Beifu [Member] CNY
Subsequent events [Line Items]
Equity interest acquired (as a percent)			70.00%
Cash payment			39,200,000
Contingent payment			219,000,000
Base contingent payment to be made when achieves specific percentage of performance metrics			100.00%
Share repurchase program authorized amount		200,000,000
Shares repurchased value	$ 169,500,000